Cumulative Preferred Stock (Authorized) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 د.إ / shares shares
Class of Stock [Line Items]
Issued and Outstanding | shares	41,000,000	41,000,000	41,000,000
Net Proceeds | $	$ 1,004	$ 1,004
Series A Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share	$ 0.6388
Preferred Stock, Redemption Price Per Share	$ 25
Issued and Outstanding | shares	3,864,636	3,864,636	3,864,636
Net Proceeds | $	$ 95	$ 95
Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25
Issued and Outstanding | shares	2,135,364	2,135,364	2,135,364
Net Proceeds | $	$ 52	$ 52
Series C Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share | (per share)	$ 1.1802		د.إ 1.025
Preferred Stock, Redemption Price Per Share	$ 25
Issued and Outstanding | shares	10,000,000	10,000,000	10,000,000
Net Proceeds | $	$ 245	$ 245
Series E Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share	$ 1.125
Preferred Stock, Redemption Price Per Share	$ 25.75
Issued and Outstanding | shares	5,000,000	5,000,000	5,000,000
Net Proceeds | $	$ 122	$ 122
Series F Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share	$ 1.0625
Preferred Stock, Redemption Price Per Share	$ 25
Issued and Outstanding | shares	8,000,000	8,000,000	8,000,000
Net Proceeds | $	$ 195	$ 195
Series H Preferred Stock
Class of Stock [Line Items]
Annual Dividend Per Share	$ 1.225
Preferred Stock, Redemption Price Per Share	$ 25
Issued and Outstanding | shares	12,000,000	12,000,000	12,000,000
Net Proceeds | $	$ 295	$ 295